CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues - related party	$ 182,773	$ 11,818
Revenue, net	346,666	347,329
Total revenue	529,439	359,147
Direct costs of revenue	346,802	325,878
Gross profit	182,638	33,269
Operating expenses:
Stock-based compensation	381,500	15,300,000
General and administrative expense	350,325	500,633
Payroll expenses	452,620	302,277
Professional fees	409,312	727,052
Amortization of intangible assets		758,333
Impairment of goodwill and intangible assets		4,261,683
Total operating expenses	1,593,757	21,849,979
Operating loss	(1,411,119)	(21,816,710)
Other income (expense), net
Other income	517,524
Loss on the extinguishment of debt		(133,911)
Financing costs	(243,180)	(812,001)
Other income (expense), net	274,344	(945,912)
Net loss	(1,136,776)	(22,762,622)
Preferred B Stock dividends	(288,613)	(210,486)
Net loss available to common shareholders	$ (1,425,389)	$ (22,973,109)
Earnings Per Share, Basic	$ (0.00)	$ (0.02)
Earnings Per Share, Diluted	$ (0.00)	$ (0.02)
Weighted average common shares outstanding:
Basic	2,000,429,712	1,495,043,842
Diluted	2,000,429,712	1,495,043,842